ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Application Software - 8.9%
Aspen Technology, Inc.(a)	3,811	$738,915
Descartes Systems Group, Inc.(a)	13,160	1,140,577
Fair Isaac Corp.(a)	2,098	2,664,271
		4,543,763

Asset Management & Custody Banks - 4.0%
Carlyle Group, Inc.	22,647	1,038,365
Victory Capital Holdings, Inc. - Class A	25,348	974,124
		2,012,489

Automotive Parts & Equipment - 1.4%
Patrick Industries, Inc.	5,825	698,651

Automotive Retail - 2.8%
Asbury Automotive Group, Inc.(a)	3,364	702,504
Murphy USA, Inc.	1,670	696,407
		1,398,911

Building Products - 7.9%
Advanced Drainage Systems, Inc.	6,950	1,134,518
Builders FirstSource, Inc.(a)	14,820	2,892,567
		4,027,085

Cargo Ground Transportation - 2.9%
TFI International, Inc.	9,903	1,463,862

Consumer Finance - 2.0%
OneMain Holdings, Inc.	21,057	994,522

Diversified Support Services - 6.6%
Cintas Corp.	2,391	1,503,007
Copart, Inc.(a)	35,022	1,861,419
		3,364,426

Electrical Components & Equipment - 2.0%
AMETEK, Inc.	5,761	1,038,017

Health Care Facilities - 2.5%
HCA Healthcare, Inc.	4,064	1,266,749

Health Care Services - 1.2%
Addus HomeCare Corp.(a)	6,480	597,974

Home Furnishings - 2.2%
Tempur Sealy International, Inc.	20,417	1,112,114

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Homebuilding - 6.8%
DR Horton, Inc.	12,982	$1,940,030
TopBuild Corp.(a)	3,801	1,529,446
		3,469,476

Investment Banking & Brokerage - 2.5%
Houlihan Lokey, Inc.	9,811	1,262,283

IT Consulting & Other Services - 2.2%
Gartner, Inc.(a)	2,441	1,136,432

Life Sciences Tools & Services - 7.5%
Agilent Technologies, Inc.	9,178	1,260,690
Charles River Laboratories International, Inc.(a)	3,063	778,584
Medpace Holdings, Inc.(a)	4,526	1,799,175
		3,838,449

Managed Health Care - 2.1%
Molina Healthcare, Inc.(a)	2,668	1,050,952

Oil & Gas Exploration & Production - 1.4%
Marathon Oil Corp.	29,473	714,720

Oil & Gas Storage & Transportation - 1.4%
Cheniere Energy, Inc.	4,513	700,418

Property & Casualty Insurance - 2.3%
American Financial Group, Inc.	9,060	1,156,690

Real Estate Services - 3.7%
Colliers International Group, Inc.	6,748	784,320
FirstService Corp.	6,808	1,122,844
		1,907,164

Research & Consulting Services - 7.4%
Booz Allen Hamilton Holding Corp.	8,971	1,325,106
CBIZ, Inc.(a)	11,671	881,511
Exponent, Inc.	5,660	457,837
ICF International, Inc.	7,041	1,090,299
		3,754,753

Semiconductor Materials & Equipment - 2.2%
Entegris, Inc.	8,457	1,136,283

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Semiconductors - 2.2%
Marvell Technology, Inc.	15,396	$1,103,277

Specialized Consumer Services - 1.7%
Service Corp. International	11,855	867,667

Systems Software - 2.7%
Fortinet, Inc.(a)	19,905	1,375,635

Technology Distributors - 4.3%
CDW Corp.	8,927	2,197,917

Trading Companies & Distributors - 4.3%
Ferguson PLC	5,221	1,103,980
United Rentals, Inc.	1,558	1,080,115
		2,184,095
TOTAL COMMON STOCKS (Cost $36,001,594)		50,374,774

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.23%(b)	456,816	456,816
TOTAL SHORT-TERM INVESTMENTS (Cost $456,816)		456,816

TOTAL INVESTMENTS - 100.0% (Cost $36,458,410)		$50,831,590
Other Assets in Excess of Liabilities - 0.0%(c)		16,293
TOTAL NET ASSETS - 100.0%		$50,847,883

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT MID CAP ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 29, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

ARGENT MID CAP ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 29, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$50,374,774	$ -	$ -	$50,374,774
Money Market Funds	456,816	-	-	456,816
Total Investments in Securities	$50,831,590	$ -	$ -	$50,831,590

*	For further detail, see the Schedule of Investments.

During the fiscal period ended February 29, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.